EXCHANGEABLE NOTES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EXCHANGEABLE NOTES
Balance as of beginning	$ 128,852
Issuance of exchangeable notes		$ 27,842
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	4,041
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(5,600)
Settlement of exchangeable notes	(131,408)
Foreign currency translation adjustment	4,115
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	73,046
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	2,852
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(3,606)
Settlement of exchangeable notes	(74,628)
Foreign currency translation adjustment	2,336
Kingway Exchangeable Note
EXCHANGEABLE NOTES
Balance as of beginning	55,806
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	1,189
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(1,994)
Settlement of exchangeable notes	(56,780)
Foreign currency translation adjustment	$ 1,779